PROVISIONS, CONTINGENCIES AND COMMITMENTS - Provisions Overview - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions	$ 2,655	$ 2,298	$ 2,065
Site restoration
Disclosure of other provisions [line items]
Provisions	116	109	147
Other legal claims
Disclosure of other provisions [line items]
Provisions	227	226	268
Voluntary separation plans
Disclosure of other provisions [line items]
Provisions	114	86	$ 32
Voluntary separation plans | Sustainable Solutions
Disclosure of other provisions [line items]
Provisions	20
France | Site restoration
Disclosure of other provisions [line items]
Provisions	57	61
Brazil | Indemnification provision
Disclosure of other provisions [line items]
Provisions	72	$ 73
Brazil | Provision for employees compensations
Disclosure of other provisions [line items]
Provisions	74
Europe | Voluntary separation plans
Disclosure of other provisions [line items]
Provisions	$ 55